Subsequent Events (Details) - Subsequent Event [Member]			1 Months Ended
	Feb. 01, 2019 USD ($)	Feb. 01, 2019 CNY (¥)	Mar. 21, 2019 shares	Feb. 01, 2019 CNY (¥)
Subsequent Events (Textual)
Converted shares			190,549,513
Xiamen International Bank [Member]
Subsequent Events (Textual)
Loan agreement | $	$ 13,536,894
Fixed interest rate	1.68%	1.68%
Expiration date	Dec. 20, 2019	Dec. 20, 2019
Deposit amount | $	$ 13,959,012
Xiamen International Bank [Member] | RMB [Member]
Subsequent Events (Textual)
Loan agreement | ¥		¥ 93,000,000
Deposit amount | ¥				¥ 95,900,000
Employee Benefit Trust [Member]
Subsequent Events (Textual)
Ordinary shares issued			110,000,000
Series B and C-1 Preferred Shares [Member]
Subsequent Events (Textual)
Converted shares			9,450,487